Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenues and Adjusted EBITDA by Segment

	Year ended December 31,

	2020	2019
Revenues
Legal Professionals	2,535	2,433
Corporates	1,367	1,308
Tax & Accounting Professionals	836	843
Reuters News	628	630
Global Print	620	693
Eliminations/Rounding	(2)	(1)
Consolidated revenues	5,984	5,906

Adjusted EBITDA
Legal Professionals	1,001	895
Corporates	460	412
Tax & Accounting Professionals	330	318
Reuters News	73	68
Global Print	242	294
Corporate costs	(131)	(494)
Adjusted EBITDA	1,975	1,493
Fair value adjustments (see note 5)	10	-
Depreciation	(184)	(154)
Amortization of computer software	(485)	(449)
Amortization of other identifiable intangible assets	(123)	(114)
Other operating gains, net	736	423
Consolidated operating profit	1,929	1,199
Net interest expense	(195)	(163)
Other finance income (costs)	30	(65)
Share of post-tax losses in equity method investments	(544)	(599)
Tax (expense) benefit	(71)	1,198
Earnings from continuing operations	1,149	1,570

Schedule of Other Required Segment Data

	Additions to Capital Assets (1) and Goodwill

	December 31,
	2020	2019
Legal Professionals	382	679
Corporates	119	127
Tax & Accounting Professionals	100	524
Reuters News	28	228
Global Print	22	5
Reportable segments	651	1,563
Corporate assets	52	245
Total	703	1,808
(1) Capital assets include property and equipment, computer software and other identifiable intangible assets.

Summary of geographical information

Geographic Information	Non-Current Assets (1)
	December 31,
	2020	2019
U.S.	7,209	7,549
Canada (country of domicile)	1,034	1,035
Other	191	233
Americas (North America, Latin America, South America)	8,434	8,817
U.K.	1,544	1,612
Other	1,930	1,983
EMEA (Europe, Middle East and Africa)	3,474	3,595
Asia Pacific	126	133
Total	12,034	12,545
(1)
Non-current
assets are primarily comprised of property and equipment, computer software, other identifiable intangible assets, goodwill and investments in equity method investees.

Summary of Revenues by Classes of Similar Products or Services
Revenues by Classes of Similar Products or Services
The following table sets forth revenues by major type:

	Year ended December 31,

	2020	2019
Electronic, software & services	5,364	5,213
Global Print	620	693
Total	5,984	5,906